CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit (loss) [abstract]
Sales		$ 1,144,434	$ 1,615,222		$ 2,242,002	[1]
Cost of sales		(835,486)	(1,214,397)		(1,446,677)	[1]
Other operating income		33,627	54,213		45,844	[1]
Staff costs		(214,782)	(285,029)		(338,862)	[1]
Other operating expense		(132,059)	(225,705)		(277,560)	[1]
Depreciation and amortization charges, operating allowances and write-downs		(108,189)	(120,194)		(113,837)	[1]
Impairment losses		(73,344)	(175,899)		(58,919)	[1]
Net (loss) gain due to changes in the value of assets		158	(1,574)		(7,623)	[1]
(Loss) gain on disposal of non-current assets		1,292	(2,223)		14,564	[1]
Bargain purchase gain	[1],[2]				40,142
Other losses		(1)
Operating (loss) profit		(184,350)	(355,586)		99,074	[1]
Finance income		177	1,380		4,858	[1]
Finance costs		(66,968)	(63,225)		(57,066)	[1]
Financial derivative gain (loss)		3,168	2,729		2,838	[1]
Exchange differences		25,553	2,884		(14,136)	[1]
(Loss) profit before tax		(222,420)	(411,818)		35,568	[1]
Income tax benefit (expense)		(21,939)	41,541		(20,459)	[1]
(Loss) profit for the year from continuing operations		(244,359)	(370,277)		15,109	[1]
(Loss) for the year from discontinued operations		(5,399)	84,637		9,464	[1]
(Loss) profit for the year		(249,758)	(285,640)	[2]	24,573	[1],[2]
Loss attributable to non-controlling interests		3,419	5,039		19,088	[1]
(Loss) profit attributable to the Parent		(246,339)	(280,601)		43,661	[1]
Earnings per share
(Loss) profit attributable to the Parent (US$'000)		$ (246,339)	$ (280,601)		$ 43,661	[1]
Weighted average basic shares outstanding		169,269,281	169,152,905		171,406,272	[1]
Basic (loss) earnings per ordinary share (US$)		$ (1.46)	$ (1.66)		$ 0.25	[1]
Effect of dilutive securities	[1]				123,340.00
Weighted average dilutive shares outstanding		169,269,281	169,152,905		171,529,612	[1]
Diluted (loss) earnings per ordinary share (US$)		$ (1.46)	$ (1.66)		$ 0.25	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).
[2]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.